Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	$ 282
Property and equipment, ending balance	411	$ 282
Losses on disposals of property, plant and equipment	18
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	977	970
Additions, net of foreign exchange impact	239	7
Disposals, net of foreign exchange impact	173
Property and equipment, ending balance	1,043	977
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(695)	(614)
Depreciation expense	102	81
Disposals, net of foreign exchange impact	(165)
Property and equipment, ending balance	(632)	(695)
Medical Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	7
Property and equipment, ending balance	1	7
Medical Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	62	62
Additions, net of foreign exchange impact	0	0
Disposals, net of foreign exchange impact	59
Property and equipment, ending balance	3	62
Medical Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(55)	(53)
Depreciation expense	1	2
Disposals, net of foreign exchange impact	(54)
Property and equipment, ending balance	(2)	(55)
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	85
Property and equipment, ending balance	119	85
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	436	429
Additions, net of foreign exchange impact	71	7
Disposals, net of foreign exchange impact	43
Property and equipment, ending balance	464	436
Computer Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(351)	(321)
Depreciation expense	35	30
Disposals, net of foreign exchange impact	(41)
Property and equipment, ending balance	(345)	(351)
Office Equipment and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	128
Property and equipment, ending balance	250	128
Office Equipment and Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	248	248
Additions, net of foreign exchange impact	168	0
Disposals, net of foreign exchange impact	24
Property and equipment, ending balance	392	248
Office Equipment and Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(120)	(92)
Depreciation expense	45	28
Disposals, net of foreign exchange impact	(23)
Property and equipment, ending balance	(142)	(120)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	62
Property and equipment, ending balance	41	62
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	231	231
Additions, net of foreign exchange impact	0	0
Disposals, net of foreign exchange impact	47
Property and equipment, ending balance	184	231
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment, beginning balance	(169)	(148)
Depreciation expense	21	21
Disposals, net of foreign exchange impact	(47)
Property and equipment, ending balance	$ (143)	$ (169)